Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses

(4) Accrued Expenses

Accrued expenses at June 30, 2013 and December 31, 2012 consisted of the following (in thousands):

	June 30, 2013	December 31, 2012
Clinical	$1,231	$470
Salaries and benefits	875	963
Manufacturing	616	210
Professional fees	225	320
Other	288	340

Total	$3,235	$2,303

Note 5. Accrued Liabilities

Accrued liabilities at December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Payroll and employee-related costs	$768	$963
Research and development costs	2,827	756
Other	382	584

Total	$3,977	$2,303